Retirement Plans (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Pension and Other Postretirement Benefit Expense [Abstract]
U.S. domestic and international pension plans	$ 484	$ 679	$ 524
U.S. domestic and international defined contribution plans	363	354	338
U.S. domestic and international postretirement healthcare plans	78	78	70
Retirement plans costs	925	1,111	932
Pension And Postretirement Healthcare Plans Equity Impact [Abstract]
Benefit plans adjustments at year-end measurement date, net of tax	$ 11	$ (861)